Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Inventories [Abstract]
Finished goods and work in process	$ 325.4	$ 331.1
Raw materials	372.7	404.0
Supplies and spare parts	197.1	173.1
Inventories at FIFO cost	895.2	908.2
LIFO reserve	(33.3)	(58.4)
Net inventories	$ 861.9	$ 849.8